Note 3 - Fair Value Measurement (Tables)	12 Months Ended
Dec. 31, 2025
EBP 34-0214400 002 [Member]
Notes Tables
EBP, Investment, Fair Value and NAV [Table Text Block]
	Level 1	Total
Registered investment companies	$33,113,532	$33,113,532
Pooled separate accounts*	-	27,513,354
Parent Company common stock	2,138,658	2,138,658

Total assets at fair value	$35,252,190	$62,765,544
	Level 1	Total

Registered investment companies	$49,000,462	$49,000,462
Pooled separate accounts*	-	4,253,347
Parent Company common stock	2,118,672	2,118,672
Total assets at fair value	$51,119,134	$55,372,481